Schedule I - Additional Information of Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Schedule I - Additional Information of Parent Company

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED BALANCE SHEETS

(Amounts in thousands, except for share, per share data or otherwise noted)

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	34,548	22,199	3,127
Prepayments and other receivables, net	32,403	53,665	7,559
Short-term investments	—	71,570	10,080
Total current assets	66,951	147,434	20,766
Non-current assets:
Long-term investments	19,806	5,628	793
Investments in and amounts due from subsidiaries	3,783,114	3,559,862	501,396
Other non-current assets	14,909	—	—
Total Non-current assets	3,817,829	3,565,490	502,189
TOTAL ASSETS	3,884,780	3,712,924	522,955
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	3,108	1,463	206
Total current liabilities	3,108	1,463	206
TOTAL LIABILITIES	3,108	1,463	206
SHAREHOLDERS’ EQUITY
Class A Ordinary shares (US$0.001 par value, 941,472,561 and 941,472,561 shares authorized, 100,854,060 and 102,120,726 shares issued and 96,388,001 and 87,795,879 outstanding as of December 31, 2022 and 2023, respectively)	609	609	86
Class B Ordinary shares (US$0.001 par value, 47,240,103 shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively)	305	305	43
Class C Ordinary shares (US$0.001 par value, 11,287,336 shares authorized, issued and outstanding as of December 31, 2022 and 2023, respectively)	7	7	1
Additional paid-in capital	13,131,263	13,268,487	1,868,827
Treasury shares (US$0.001 par value, 5,699,315 and 12,240,463 outstanding as of December 31, 2022 and 2023, respectively)	(217,920)	(377,988)	(53,238)
Accumulated deficit	(9,006,884)	(9,163,134)	(1,290,600)
Accumulated other comprehensive loss	(25,708)	(16,825)	(2,370)
TOTAL SHAREHOLDERS’ EQUITY	3,881,672	3,711,461	522,749
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	3,884,780	3,712,924	522,955

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Expenses and (loss) income
Selling and marketing expenses	(28)	—	(72)	(10)
General and administrative expenses	(7,228)	(15,909)	(15,079)	(2,124)
Other operating income	—	22,869	9,512	1,340
Interest income	82	—	—	—
Interest expenses	(4,238)	(1,297)	—	—
Share of results of equity investees	—	—	(12,644)	(1,781)
Other (loss) income, net	(43,287)	207,914	50,480	7,110
Equity in losses of subsidiaries and share of loss from former VIE and former VIE’s subsidiaries	(761,848)	(2,681,514)	(188,447)	(26,542)
Net loss attributable to the Company	(816,547)	(2,467,937)	(156,250)	(22,007)
Accretion of convertible redeemable preferred shares	(508,627)	—	—	—
Net loss attributable to ordinary shareholders	(1,325,174)	(2,467,937)	(156,250)	(22,007)

Net loss attributable to the Company	(816,547)	(2,467,937)	(156,250)	(22,007)
Foreign currency translation adjustments	2,239	(30,030)	8,883	1,251
Total comprehensive loss	(814,308)	(2,497,967)	(147,367)	(20,756)
Accretion of convertible redeemable preferred shares	(508,627)	—	—	—
Total comprehensive loss attributable to ordinary shareholders	(1,322,935)	(2,497,967)	(147,367)	(20,756)

SCHEDULE I—ADDITIONAL INFORMATION OF THE PARENT COMPANY

ATRENEW INC.

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, except for share, per share data or otherwise noted)

	Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Cash (used in) provided by operating activities	(4,295)	37,835	7,869	1,108
Cash flows from investing activities:
Purchase of long-term investments	(32,427)	(12,644)	—	—
Purchase of short-term investments	—	—	(71,570)	(10,080)
Investments in and loan to subsidiaries’ and former VIE’s subsidiaries	(2,589,491)	(595,130)	(14,573)	(2,052)
Collection of investments in and loan to subsidiaries’ and former VIE’s subsidiaries	—	804,743	223,171	31,433
Cash (used in) provided by investing activities	(2,621,918)	196,969	137,028	19,301
Cash flows from financing activities:
Proceeds from exercise of options	—	2,864	2,822	397
Repurchase of ordinary shares	—	(217,920)	(160,068)	(22,545)
Repayment for short-term borrowings	(32,230)	(30,720)	—	—
Proceeds from issuance of convertible redeemable preferred shares	1,138,232	—	—	—
Proceeds from IPO, net of issuance cost of RMB46,931	1,488,866	—	—	—
Cash provided by (used in) financing activities	2,594,868	(245,776)	(157,246)	(22,148)

Net decrease in cash, cash equivalents	(31,345)	(10,972)	(12,349)	(1,739)
Cash, cash equivalent at the beginning of the year	76,865	45,520	34,548	4,866
Cash, cash equivalent at the end of the year	45,520	34,548	22,199	3,127
Supplemental cash flow disclosures of continuing operations:
Interest expenses paid	(4,238)	(1,297)	—	—
Supplemental disclosure of non-cash investing and financing activities:
Exercise of warrant	10,345	—	—	—

SCHEDULE I

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same date and for the same period for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Company records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheet as “Investments in subsidiaries, former VIE and former VIE's subsidiaries” or and the subsidiaries and former VIE’ profit or loss as “Equity in losses of subsidiaries and share of loss from former VIE and former VIE's subsidiaries” on the Condensed Statements of Comprehensive Income (loss). Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

3. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4. Besides the guarantee on the short-term borrowings of the subsidiaries as of the year ended December 31, 2023, there were no other material contingencies, significant provisions of long-term obligations, guarantees of the Company for the years ended December 31, 2021, 2022 and 2023.